NOTE TO THE CONSOLIDATED STATEMENT OF CASH FLOWS (Tables)	12 Months Ended
Dec. 31, 2018
NOTE TO THE CONSOLIDATED STATEMENT OF CASH FLOWS [abstract]
Schedule of reconciliation of profit/(loss) before tax to cash generated from operations
	2016	2017	2018

(Loss)/profit before tax	(5,275)	36,357	75,177

Adjustments for:
Interest income	(901)	(653)	(796)
Finance costs	6,246	5,044	5,037
Exchange losses/(gains), net	790	(356)	141
Share of losses/(profits) of associates	609	(302)	(406)
(Profit)/loss attributable to a joint venture	(533)	(553)	5,593
Investment income	(2,774)	(2,409)	(3,685)
Impairment for property, plant and equipment	10,768	8,639	5,790
Provision for other assets	1,403	491	442
Depreciation, depletion and amortization	68,907	61,257	50,640
Loss on disposal and write-off of property, plant and equipment	2,304	1,937	668
Subtotal	81,544	109,452	138,601

Increase in trade receivables and other current assets	(2,820)	(1,073)	(988)
Decrease in inventories and supplies	922	1,464	1,720
Increase in trade and accrued payables, contract liabilities and other payables and accrued liabilities	2,491	782	21

Cash generated from operations	82,137	110,625	139,354

Schedule of of reconciliation of liabilities arising from financing activities
	Loans and borrowings	Interest payable	Dividend
	(Note 25)	(Note 24)	payable	Total

At January 1, 2017	150,476	1,244	-	151,720
Financing cash flows	(9,669)	(5,154)	(16,448)	(31,271)
Foreign exchange translation	(8,911)	51	(52)	(8,912)
Finance costs	354	4,690	-	5,044
Unwinding of discount on provision for dismantlement (note 26)	-	(2,145)	-	(2,145)
Amount capitalized in property, plant and equipment (note 13)	-	2,495	-	2,495
Dividends declared	-	-	16,500	16,500
At December 31, 2017	132,250	1,181	-	133,431

At January 1, 2018	132,250	1,181	-	133,431
Financing cash flows	1,300	(5,147)	(23,523)	(27,370)
Foreign exchange translation	5,901	-	445	6,346
Finance costs	70	4,967	-	5,037
Unwinding of discount on provision for dismantlement (note 26)	-	(2,560)	-	(2,560)
Amount capitalized in property, plant and equipment (note 13)	-	2,838	-	2,838
Dividends declared	-	-	23,078	23,078
At December 31, 2018	139,521	1,279	-	140,800